Business Services Account BSA Program [Member] Annual Fund Operating Expenses - UBS RMA Government Money Market Fund - UBS RMA Government Money Market Fund	Apr. 30, 2025 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.24%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	0.69%

[1]
The fund invests in securities through an underlying master fund, Government Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Government Master Fund, including management fees allocated from Government Master Fund. Management fees are comprised of investment advisory and administration fees.